Consolidated Statements of Changes in Shareholders’ Deficit (Unaudited) (Parentheticals) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Conversion of shares	1,968,749	1,968,749
Conversion price per share (in Dollars per share)	$ 0.0001	$ 0.0001
Forfeiture of Class B ordinary shares			187,500
Sale of units			7,875,000
Sale of per unit (in Dollars per share)			$ 10
Issuance of underwriter units			118,125
Sale of warrants			3,762,500